As filed with the Securities and Exchange Commission on September 6, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21079

AIP Alternative Strategies Funds
(Exact name of registrant as specified in charter)

701 Westchester Avenue, White Plains, NY 10604
(Address of principal executive offices) (Zip code)

Mr. Lee Schultheis, 701 Westchester Avenue, Suite 312W, White Plains, NY 10604
(Name and address of agent for service)

1-877-LOW-BETA (569-2382)
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  June 30, 2007

Item 1. Report to Stockholders.

AIP MUTUAL FUNDS

Hedge Fund Strategies in a Mutual Fund[sm]

Semi-Annual Report
June 30, 2007

ALPHA HEDGED STRATEGIES FUND

Ticker Symbol ALPHX & APHCX

BETA HEDGED STRATEGIES FUND

Ticker Symbol BETAX & BETCX

INVESTMENT ADVISOR

Alternative Investment Partners, LLC

The mutual fund advisor dedicated exclusively to alternative investment strategies[sm]

PORTFOLIO RESEARCH CONSULTANT

Trust Advisors LLC

Style Management and Portfolio Analytics

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities commission or any state securities commission passed upon the accuracy or adequacy of this semi-annual report. Any representation to the contrary is a criminal offense.

www.aipfunds.com
1•877•LOW•BETA (1•877•569•2382)

AIP Alternative Strategies Funds
Shareholder Letter
August 29, 2007

Dear Fellow Shareholders:

We are rapidly approaching the 5-Year anniversary of operations for our Alpha Hedged Strategies Fund (ALPHX). As pioneers in the multi-strategy, hedged strategies mutual fund arena, we are pleased to present the AIP Alternative Strategies Funds Semi-Annual Report for the period ended June 30, 2007. Alternative Investment Partners, the mutual fund manager dedicated exclusively to alternative investment strategiessm, created the AIP Fund Family to offer the benefits of risk-adjusted and absolute return investing to a broad spectrum of individual and institutional investors.

Since its launch almost five years ago, our flagship Alpha Hedged Strategies Fund (ALPHX) has been widely covered in the media, as an innovative open-end mutual fund. The Fund seeks to minimize equity market exposure and volatility, by employing a variety of absolute return ‘hedged’ strategies. Designed to access the talents of seasoned hedge fund managers (as our sub-advisors) and provide the types of hedged alternative strategies not typically found in open-end mutual funds, Alpha has delivered top ranked performance in the most recent 3 year period:

Alpha Hedged Strategies Fund was ranked number 1 out of 23 funds and number 8 out of 49 funds for 3-year and 1-year periods based on total returns, respectively, in Lipper’s Equity Market Neutral Fund Category as of June 30, 2007. The Fund outperformed its category competitors with a 9.54% annualized 1-year return; the category average was 5.24%, as surveyed by Lipper Analytical Services, Inc.*, and the Fund has a 4-Star Overall Rating Morningstar Rating within the Long/Short Category among 57 Funds for the period ending 6/30/07 (derived from a weighted average of the Fund’s three year Morningstar Ratings metrics, which are based on risk-adjusted return performance). **

Standardized Performance as of			Since Incep.
6/30/07 (%)	1 Yr	3 Yrˆ	9/23/02ˆ

ALPHX	9.54	9.36	7.73
Lipper EMN Category	5.24	4.01	N/A
Lipper Ranking	8/49	1/23	N/A
Total Annual Fund Operating Expenses			6.05%
Net Fund Operating Expenses			3.99%ˆˆ

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Most recent month-end performance is available by calling 1-877-LOW-BETA. ˆAverage Annualized Return. ˆˆExcluding dividends on short positions and interest on borrowing.

ALPHX continues to stand apart from the crowd in offering a broad diversity of non-correlating, low beta strategies for conservative investors. In 2006 AIP Funds converted to a new ‘fund-of-mutual-funds’ structure that will enable us to grow much broader in diversity, well beyond the 20 active managers and hedged strategies that we currently employ. This platform of real hedge fund managers and strategies within a mutual fund structure will continue to have all investments be managed and monitored within the regulatory framework that governs the mutual fund industry.

In addition to laying the foundation for continued growth and diversification for ALPHX, the new platform has also allowed us to launch a second fund, the Beta Hedged Strategies Fund (BETAX), to provide our shareholders with greater choice in risk-adjusted return profiles. BETAX is a more aggressive version of our original multi-strategy approach, and currently has 16 active sub-advisors and hedged strategies.

In August of 2006, we also added C-share classes for Alpha (APHCX) and Beta (BETCX), to allow financial intermediaries greater flexibility in how they can offer our fund choices to their clients.

In the future, AIP will endeavor to bring to our shareholders an ever increasing variety of alternative strategy mutual funds, to increase the choice of risk/reward profiles available to investors. You can keep updated on further developments in new potential funds and strategies, to complement your investment portfolio, by visiting www.aipfunds.com.

As investors continue to search for alternatives to traditional funds that have significant exposure to the equity markets, they are seeking out new solutions like AIP Funds. This heightened investor interest has recently driven our total Fund net assets over the $500 million level. As a fully open-end mutual fund family with products that allocates their assets among multiple specialized hedge fund managers (the Fund’s sub-advisors), we believe that Alpha Hedged Strategies Fund and Beta Hedged Strategies Fund represent compelling opportunities for mutual fund investors, and an attractive alternative to traditional hedge fund-of-funds for many high net worth individuals and financial intermediaries. The Funds seek to attain more consistently positive annual returns, with lower market exposure risk and volatility, than if they utilized a single manager or single strategy approach.

We thank our shareholders for their continued loyalty, as we strive to provide rewarding risk adjusted long-term investment returns.

Very truly yours,

Lee W. Schultheis
President & Chief Investment Strategist
AIP Alternative Strategies Funds

Must be preceded or accompanied by a prospectus. Read it carefully before investing.

Fund Disclosure

Certain hedging techniques and leverage employed in the management of the Funds may accelerate the velocity of possible losses. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Funds. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Funds. Options held in the Funds may be illiquid and the fund manager may have difficulty closing out a position. The Funds may also invest in:

•	smaller capitalized companies — subject to more abrupt or erratic market movements than larger, more established companies;
•	foreign securities, which involve currency risk, different accounting standards and are subject to political instability;
•	securities limited to resale to qualified institutional investors, which can affect their degree of liquidity;
•
shares of other investment companies that invest in securities and styles similar to the Funds, resulting in a generally higher investment cost than from investing directly in the underlying shares of these funds.

The Funds intend to utilize these individual securities and hedging techniques in matched combinations that are designed to neutralize or offset the individual risks of employing these techniques separately. Some of these matched strategies include: merger arbitrage, long/short equity, convertible bond arbitrage and fixed-income arbitrage. There is no assurance that these strategies will protect against losses. The Funds are non-diversified and therefore may invest in the securities of fewer issuers than diversified funds at any one time; as a result, the gains or losses of a single security may have a greater impact on the Funds’ share price.

Because each of the Funds is a “fund of funds,” an investor will indirectly bear the principal risks of the underlying funds, including, but not limited to, risks associated with smaller companies, foreign securities, emerging markets, non-diversification, high yield bonds, fixed income investments and short sales.

*
Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of funds with similar investment objectives. Rankings for the periods shown are based on fund total returns with dividends and distributions reinvested and do not reflect sales charges.

**
© 2007 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund’s load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and ten-year (if applicable) Morningstar RatingTM metrics. The Alpha Hedged Strategies Fund was rated against the following numbers of U.S. domiciled Long-Short funds over the following time periods: 57 funds in the last three years. With respect to these Long-Short funds, Alpha Hedged Strategies Fund received a Morningstar RatingTM of 4-Stars for the three-year period ending 6/30/07.

Morningstar defines Long-Short as: a fund with roughly 20% their total net assets in short positions.

Mutual fund investing involves risk; loss of principal is possible. Please consult an investment professional for advice regarding your particular circumstances. An investment in the Funds may not be suitable for all investors.

Quasar Distributors, LLC, Distributor — 8/07

AIP Alternative Strategies Funds
Alpha Hedged Strategies Fund
(1)Allocation of Portfolio Assets — June 30, 2007 (Unaudited)

______________________
(1) Percentages are stated as a percentage of total investments.

AIP Alternative Strategies Funds
Beta Hedged Strategies Fund
(1)Allocation of Portfolio Assets — June 30, 2007 (Unaudited)

_____________________
(1) Percentages are stated as a percentage of total investments.

AIP Alternative Strategies Funds
Expense Example
June 30, 2007 (Unaudited)

As a shareholder of the Alpha or Beta Hedged Strategies Funds (each a “Fund” and collectively “the Funds”), you incur two types of costs: (1) transaction costs, including deferred sales charges (loads) on redemptions of shares held less than one year for Class C shares; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/07-6/30/07).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no up-front sales load or transaction fees, a contingent deferred sales charge of 1.00% is applied to Class C shares sold within a year. Also, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions, related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line

AIP Alternative Strategies Funds
Expense Example
June 30, 2007 (Unaudited) (continued)

under the heading entitled ”Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Alpha Hedged Strategies (No Load Shares)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07+
Actual‹	$1,000.00	$1,071.40	$26.40
Hypothetical
(5% return before
expenses)**	1,000.00	999.31	25.48

__________________________
‹	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $20.49.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $19.84.

+
Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 5.14%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.99%.

AIP Alternative Strategies Funds
Expense Example
June 30, 2007 (Unaudited) (continued)

Alpha Hedged Strategies (C Shares)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07+
Actual‹	$1,000.00	$1,067.20	$30.19
Hypothetical
(5% return before
expenses)**	1,000.00	995.59	29.14

____________________________
‹	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $24.29.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $23.52.

+
Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 5.89%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 4.74%.

Beta Hedged Strategies (No Load Shares)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07+
Actual‹	$1,000.00	$1,107.50	$29.16
Hypothetical
(5% return before
expenses)**	1,000.00	997.12	27.63

___________________________
‹	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $20.85.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $19.84.

+
Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 5.58%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.99%.

AIP Alternative Strategies Funds
Expense Example
June 30, 2007 (Unaudited) (continued)

Beta Hedged Strategies (C Shares)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07+
Actual‹	$1,000.00	$1,104.20	$32.97
Hypothetical
(5% return before
expenses)**	1,000.00	993.45	31.24

___________________________
‹	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $24.73.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $23.52.

+
Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 6.33%, multiplied by the average account value over the period, multiplied by 181/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 4.74%.

AIP Alternative Strategies Fund
Alpha Hedged Strategies Fund
Schedule of Investments — June 30, 2007 (Unaudited)

UNDERLYING FUNDS TRUST —	Shares or
113.51%*	Principal Amount	Value
Convertible Bond Arbitrage-1 Portfolio	3,209,934	$32,645,026
Deep Value Hedged Income-1 Portfolio[a]	1,903,883	21,095,018
Distressed Securities & Special Situations-1
Portfolio	8,456,607	93,445,506
Equity Options Overlay-1 Portfolio[a]	3,221,386	33,824,548
Fixed Income Arbitrage-1 Portfolio	5,086,493	49,542,438
Global Hedged Income-1 Portfolio	3,388,876	35,413,749
Long/Short Equity — Deep Discount Value-1
Portfolio	4,199,882	37,882,935
Long/Short Equity — Earnings Revision-1
Portfolio	4,040,642	42,143,899
Long/Short Equity — Global-1 Portfolio[a]	2,562,715	34,494,141
Long/Short Equity — Healthcare/Biotech-1
Portfolio	2,597,095	26,126,780
Long/Short Equity — International-1
Portfolio	3,676,590	37,685,048
Long/Short Equity — Momentum-1
Portfolio	3,764,643	33,430,032
Long/Short Equity — REIT-1 Portfolio	3,661,329	37,711,693
Merger Arbitrage-1 Portfolio	3,205,081	35,928,957
TOTAL UNDERLYING FUNDS TRUST
(Cost $502,471,072)		551,369,770
REPURCHASE AGREEMENTS — 1.01%*

The Bear Stearns Companies, Inc., 4.300%,
dated 6/29/2007, due 7/02/2007,
repurchase price $4,886,531[b]	4,885,365	4,885,365
TOTAL REPURCHASE AGREEMENTS
(Cost $4,885,365)		4,885,365
TOTAL INVESTMENTS
(Cost $507,356,437) — 114.52%*		556,255,135
Liabilities in Excess of Other Assets —
(14.52)%*		(70,531,513)
TOTAL NET ASSETS — 100.00%*		$485,723,622

___________________________________
[a]—	Non-income Producing
[b] —	Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers’ acceptances.
*	Percentages are stated as a percent of net assets.

AIP Alternative Strategies Fund
Beta Hedged Strategies Fund
Schedule of Investments — June 30, 2007 (Unaudited)

UNDERLYING FUNDS TRUST -	Shares or
112.62%*	Principal Amount	Value
Deep Value Hedged Income-1 Portfolio[a]	78,191	$866,361
Distressed Securities & Special Situations-1
Portfolio	295,260	3,262,625
Equity Options Overlay-1 Portfolio[a]	204,225	2,144,366
Fixed Income Arbitrage-1 Portfolio	127,737	1,244,157
Global Hedged Income-1 Portfolio	81,209	848,632
Long/Short Equity — Deep Discount Value-1
Portfolio	185,661	1,674,659
Long/Short Equity — Global-1 Portfolio[a]	145,367	1,956,637
Long/Short Equity — International-1
Portfolio	128,152	1,313,555
Long/Short Equity — Momentum-1 Portfolio.	111,114	986,691
Merger Arbitrage-1 Portfolio	142,385	1,596,132
TOTAL UNDERLYING FUNDS TRUST
(Cost $15,059,404)		15,893,815
REPURCHASE AGREEMENTS —
1.34%*
The Bear Stearns Companies, Inc., 4.300%,
dated 6/29/2007, due 7/02/2007, repurchase
price $188,748[b]	188,703	188,703
TOTAL SHORT TERM INVESTMENTS
(Cost $188,703)		188,703
TOTAL INVESTMENTS
(Cost $15,248,107) — 113.96%*		$16,082,518
Liabilities in Excess of Other Assets —
(13.96)%*.		(1,969,982)
TOTAL NET ASSETS — 100.00%*		$14,112,536

 ___________________________________
a — Non-income Producing
b — Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers’ acceptances.
*     Percentages are stated as a percent of net assets.

AIP Alternative Strategies Funds
Statements of Assets and Liabilities
June 30, 2007 (Unaudited)

	ALPHA	BETA
	HEDGED	HEDGED
	STRATEGIES	STRATEGIES

Assets:
Investments in affiliated Portfolios, at value
(cost $502,471,072, $15,059,404)	$551,369,770	$15,893,815
Repurchase Agreements (cost
$4,885,365, $188,703)	4,885,365	188,703
Receivable for Fund shares issued	2,566,712	118,576
Dividends and interest receivable	3,133	300
Total Assets	558,824,980	16,201,394
Liabilities:
Short-term borrowing on credit facility	72,240,000	2,065,500
Payable for Fund shares redeemed.	101,584	3,235
Payable for 12b-1 Fee	16,489	423
Payable for Shareholder Servicing Fee	89,280	2,288
Other accrued expenses	654,005	17,412
Total Liabilities	73,101,358	2,088,858
Net Assets	$485,723,622	$14,112,536
Net Assets Consist of:
Shares of beneficial interest	$443,208,985	$13,384,378
Accumulated net investment income (loss)	(3,688,081)	(104,354)
Accumulated net realized gain (loss) on investments
sold	(2,695,980)	(1,899)
Net unrealized appreciation (depreciation) on:
Investments	48,898,698	834,411
Total Net Assets	$485,723,622	$14,112,536
No Load Shares:
Net Assets	464,184,098	13,521,133
Shares outstanding (unlimited shares authorized,
$0.001 par value)	33,668,069	1,027,261
Net asset value, offering price and redemption price
per share	$13.79	$13.16
Class C Shares:
Net Assets	21,539,524	591,403
Shares outstanding (unlimited shares authorized,
$0.001 par value)	1,574,948	45,195
Net asset value, offering price and redemption price
per share.	$13.68	$13.09

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Statements of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

	ALPHA	BETA
	HEDGED	HEDGED
	STRATEGIES	STRATEGIES
Investment Income:
Interest income	$20,150	$864
Total Investment Income	20,150	864
Expenses:
Shareholder servicing fees
(No Load Class Shares).	440,189	9,784
Distribution Fees (Class C Shares)	54,615	1,434
Operating services fees	1,343,518	30,022
Total operating expenses before
interest expense	1,838,322	41,240
Interest expense on credit facility	2,070,620	64,398
Total Expenses	3,908,942	105,638
Net Expenses	3,908,942	105,638
Net Investment Loss	(3,888,792)	(104,774)
Realized and Unrealized Gain (Loss)
on Investments:
Realized Gains allocated from
affiliated (UFT) Portfolios	—	—
Change in unrealized appreciation
(depreciation) on:
Investments	28,136,018	910,106
Net Unrealized Gain (Loss)
on Investments	28,136,018	910,106
Net Realized and Unrealized Gain
(Loss) on Investments	28,136,018	910,106
Net Increase in Net Assets Resulting from
Operations	$24,247,226	$805,332

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Statements of Changes in Net Assets

ALPHA HEDGED STRATEGIES FUND	Six Months Ended June 30, 2007 (Unaudited)	Period from August 1, 2006 through December 31, 2006	Year Ended July 31, 2006

Operations:
Net investment income (loss)	$(3,888,792)	$2,174,628	$(729,240)
Net realized gain (loss) on affiliated
(UFT) Portfolios	—	4,716,990	1,005,874
Change in unrealized appreciation on
Investments.	28,136,018	1,858,964	9,389,549
Net Increase in Net Assets Resulting from
Operations	24,247,226	8,750,582	9,666,183
Dividends and Distributions to Shareholders:
Net Investment Income:
No Load Shares	(5,031,272)	—	(525,522)
Class C Shares	(60,339)	—	—
Capital Gain Distribution:
No Load Shares	(3,358,162)	—	—
Class C Shares	(41,838)	—	—
Total Dividends and Distributions	(8,491,611)	—	(525,522)
Capital Share Transactions:
No Load Shares:
Proceeds from shares issued	205,224,930	58,234,963	174,707,161
Proceeds from shares issued to holders in
reinvestment of dividends	8,163,732	—	520,328
Cost of shares redeemed	(43,523,288)	(33,227,950)	(62,046,440)
Redemption fees retained — exchanges	339	16,045	42,389
C Shares:
Proceeds from shares issued	17,628,093	3,456,752	—
Proceeds from shares issued to holders in
reinvestment of dividends	77,590	—	—
Cost of shares redeemed	(174,584)	(60,661)	—
Redemption fees retained — exchanges	1,562	606	—
Net Increase in Net Assets from
Capital Share Transactions	187,398,374	28,419,755	113,223,438
Total Increase in Net Assets	203,153,989	37,170,337	122,364,099
Net Assets:
Beginning of period	282,569,633	245,399,296	123,035,197
End of period*	$485,723,622	$282,569,633	$245,399,296
* Including undistributed (accumulated)
net investment income (loss)	$(3,688,081)	$5,292,322	$—

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Statements of Changes in Net Assets

BETA HEDGED STRATEGIES FUND	Six Months Ended June 30, 2007 (Unaudited)	Period from August 1, 2006 through December 31, 2006	Period from April 28, 2006 through July 31, 2006

Operations:
Net investment (loss)	$(104,774)	$(31,585)	$(4,407)
Net realized gain (loss) on affiliated
(UFT) Portfolios	—	113,699	18,371
Change in unrealized appreciation
(depreciation) on Investments	910,106	173,033	(248,728)
Net Increase (Decrease) in Net Assets
Resulting from Operations	805,332	255,147	(234,764)
Dividends and Distributions to Shareholders:
Net Investment Income:
No Load Shares	(22,406)	—	—
Class C Shares	(127)	—	—
Capital Gain Distribution:
No Load Shares	(74,464)	—	—
Class C Shares	(560)	—	—
Total Dividends and Distributions	(97,557)	—	—
Capital Share Transactions:
No Load Shares:
Proceeds from shares issued	8,041,960	1,175,652	5,984,394
Proceeds from shares issued to holders
in reinvestment of dividends	94,925
Cost of shares redeemed	(709,048)	(1,694,917)	(74,011)
Redemption fees retained —
exchanges	—	1,192	605
C Shares:
Proceeds from shares issued	524,025	39,000	—
Proceeds from shares issued to holders
in reinvestment of dividends	601
Net Increase (Decrease) in Net
Assets from Capital Share
Transactions	7,952,463	(479,073)	5,910,988
Total Increase in Net Assets	8,660,238	(223,926)	5,676,224
Net Assets:
Beginning of period	5,452,298	5,676,224	—
End of period*	$14,112,536	$5,452,298	$5,676,224
* Including undistributed (accumulated)
net investment income (loss)	$(104,354)	$22,953	$13,964

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Statement of Cash Flows
Six Months Ended June 30, 2007 (Unaudited)

ALPHA HEDGED STRATEGIES FUND
Cash Provided by (Used in) Operations:
Net increase in net assets from operations	$24,247,226
Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activities:
Purchases of investments	(222,791,765)
Increase in dividends and interest receivable	(671)
Increase in accrued expenses and other liabilities	390,161
Unrealized appreciation on investments	(28,136,018)

Net cash used in operating activities	(226,291,067)

Cash Provided by (Used in) Financing Activities:
Proceeds from shares sold	222,853,023
Payment on shares redeemed	(43,695,971)
Dividends and Distributions to Shareholders	(250,289)
Increase in receivable for Fund shares issued	(915,484)
Increase in payable for Fund shares redeemed	49,788

Cash provided by capital share transactions	178,041,067
Cash provided by short term borrowing on credit facility	48,250,000

$226,291,067

Net change in cash	—

Cash, beginning of period	—

Cash, end of period	$—

Cash paid for interest on short term borrowing on credit
facility	$2,070,620

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Statement of Cash Flows
Six Months Ended June 30, 2007 (Unaudited)

BETA HEDGED STRATEGIES FUND
Cash Provided by (Used in) Operations:
Net increase in net assets from operations	$805,332
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(8,473,483)
Increase in dividends and interest receivable	(224)
Increase in accrued expenses and other liabilities	9,159
Unrealized appreciation on investments	(910,106)

Net cash used in operating activities	(8,569,322)

Cash Provided by (Used in) Financing Activities:
Proceeds from shares sold	8,565,985
Payment on shares redeemed	(709,048)
Dividends and Distributions to Shareholders	(2,030)
Increase in receivable for Fund shares issued	(112,320)
Increase in payable for Fund shares redeemed	3,235

Cash provided by capital share transactions	7,745,822
Cash provided by short term borrowing on credit facility	823,500

8,569,322

Net change in cash	—

Cash, beginning of period	—

Cash, end of period	$—

Supplemental Information:
Cash paid for interest on short term borrowing on credit
facility	$64,398

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Notes to Financial Statements
June 30, 2007 (Unaudited)

1.      Organization

AIP Alternative Strategies Funds (the “Trust”) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is an open-ended management investment company issuing two non-diversified series of shares to investors, Alpha Hedged Strategies Fund (formerly known as the Alpha Strategies I Fund) (“Alpha”) and Beta Hedged Strategies Fund (“Beta”) (the “Funds”). Each Fund of the Trust has its own investment objective and policies. Alpha and Beta commenced operations on September 23, 2002 and April 28, 2006, respectively.

The Funds offer No Load Shares and Class C Shares. The Class C Shares have a contingent deferred sales charge of 1.00% for shares sold within one year of purchase and an annual 12b-1 fee of 1.00%. The Class C shares do not charge a shareholder servicing fee. The Class C shares commenced operations on August 1, 2006.

Underlying Funds Trust (the “UFT”), an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. Effective at the close of business on April 28, 2006 Alpha exchanged substantially all of its net assets through a tax-free exchange for shares of UFT mutual funds and changed its structure to become a Fund-of-Funds. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the “Portfolio(s)”). Each Portfolio is an affiliated registered investment company under the Investment Company Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

Under a Fund-of-Funds structure each Fund invests all of its investable assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by Alternative Investment Partners, LLC (“Investment Advisor”) and the Portfolios are advised by the Sub-Advisors. The Investment Advisor and the Board may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

2.      Summary of Significant Accounting Policies
The following is a summary of significant accounting policies that are in conformity with generally accepted accounting principles and which are followed consistently by the Funds in the preparation of their financial statements.

Investment Valuation and Transactions
Investments in Portfolios of the UFT are valued at their net asset values as reported by the respective Portfolios. Investment and shareholder transactions are recorded on trade date. Realized gains and losses on the sale of portfolios are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method.

Distributions to Shareholders
Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

Federal Income Taxes
The Funds intend to qualify and elect to be treated as regulated investment companies under the Internal Revenue Code. The Funds intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

Use of Estimates
The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

New Accounting Pronouncements
In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the application of FIN 48 to the Funds and, based on the analysis completed to date, does not anticipate any material impact on the financial statements.

Additionally, in September 2006, the FASB issued FASB Statement No. 157 — Fair Value Measurements (FAS 157). The objective of the statement is to improve the consistency and comparability of fair value measurements used in financial reporting. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management of the Funds is currently evaluating the impact that FAS 157 will have on the Funds’ financial statements.

3.      Underlying Funds Trust

As of June 30, 2007, the UFT consisted of the following Portfolios: Convertible Bond Arbitrage-1, Deep Value Hedged Income-1, Distressed Securities & Special Situations-1, Equity Options Overlay-1, Fixed Income Arbitrage-1, Global Hedged Income-1, Long/Short Equity-Deep Discount Value-1, Long/Short Equity-Earning Revision-1, Long/Short Equity-Global-1, Long/Short Equity-Healthcare/Biotech-1, Long/Short Equity-International-1, Long/Short Equity-Momentum-1, Long/Short Equity-REIT-1 and Merger Arbitrage-1.

Investment Concentration
For the Alpha and Beta Funds, the investment concentrations in the UFT Portfolios were as follows:

	Six Months Ended June 30, 2007		Period from August 1, 2006through December 31,2006
	Alpha	Beta	Alpha	Beta

Convertible Bond Arbitrage-1 Portfolio	100.00%	0.00%	100.00%	0.00%
Deep Value Hedged Income-1 Portfolio[1]	96.06	3.94	—	—
Distressed Securities & Special Situations-1
Portfolio	96.63	3.37	97.13	2.87
Equity Options Overlay-1 Portfolio[2]	94.04	5.96	—	—
Fixed Income Arbitrage-1 Portfolio	97.55	2.45	100.00	0.00
Global Hedged Income-1 Portfolio	97.66	2.34	94.03	5.97
Long/Short Equity — Deep Discount Value-1
Portfolio	95.77	4.23	96.95	3.05
Long/Short Equity — Earning Revision-1
Portfolio	100.00	0.00	100.00	0.00
Long/Short Equity — Global-1 Portfolio	94.63	5.37	93.23	6.77
Long/Short Equity — Healthcare/Biotech-1
Portfolio	100.00	0.00	100.00	0.00
Long/Short Equity — International-1
Portfolio	96.63	3.37	95.95	4.05
Long/Short Equity — Momentum-1
Portfolio	97.13	2.87	97.02	2.98
Long/Short Equity — REIT-1 Portfolio	100.00	0.00	100.00	0.00
Merger Arbitrage-1 Portfolio	95.75	4.25	96.58	3.42

___________________________________
1      The Portfolio’s inception date was May 1, 2007.
2      The Portfolio’s inception date was January 8, 2007.

Indirect Expenses
Upon investing in the Portfolios an indirect annualized expense of 3.00% is incurred by the Funds. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), each Portfolio pays the Alternative Investment Partners, LLC (the “Advisor”) monthly an annual advisory fee of 2.50% of the Portfolio’s average daily net assets, excluding any direct or indirect use of leverage.

 The Advisor has also entered into an Operating Services Agreement (the “Services Agreement”) with the Portfolios to provide virtually all day-to-day services to the Portfolios. Each Portfolio pays the Advisor an annual operating services fee of 0.50% of the Portfolio’s average daily net assets, excluding any direct or indirect use of leverage. The combined effect of the Advisory Agreement and the Services Agreement (the “Agreements”) is to place a cap or ceiling on each Portfolio’s ordinary annual operating expenses at 3.00% of the average daily net assets, excluding any direct or indirect use of leverage, of each Portfolio. Under the terms of the Agreements, subject to the supervision of the Board of Trustees, the Advisor will provide, or arrange to provide, essentially all day-to-day portfolio, administrative and operational services to the Portfolios of the UFT. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Portfolios as well as related bookkeeping expenses.

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

The Convertible Bond Arbitrage-1 Portfolio
Investment Objective
The Convertible Bond Arbitrage-1 Portfolio seeks to achieve current income and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bonds and common stock. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies).The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategy to be employed by the Portfolio includes relative value/arbitrage strategies in which the Portfolio may invest in both long and short securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities.

The Deep Value Hedged Income-1 Portfolio
Investment Objective
The Deep Value Hedged Income-1 Portfolio seeks to achieve capital preservation and appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to invest in companies in financial distress. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven Strategies, Distressed Securities Strategies and Market or Sector Timing/Trading Strategies. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Distressed Securities Strategy is where the Portfolio is designed to employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from the cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

The Distressed Securities & Special Situations-1 Portfolio
Investment Objective
The Distressed Securities & Special Situations-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to invest in companies in financial distress. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven Strategies and Distressed Securities Strategies. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Distressed Securities Strategy is where the Portfolio is designed to employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

The Equity Options Overlay-1 Portfolio
Investment Objective
The Equity Options Overlay-1 Portfolio seeks to achieve capital preservation and appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity and equity-related U.S. securities, and utilized options to mitigate downside exposure. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity, Long/Short Equity, and Privately Negotiated Options Strategies.

 A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures. A Privately Negotiated Options Strategy is designed to allow the Portfolio to benefit from an increase in the value of the asset or basket without owning the asset or the securities that comprise the basket. Privately negotiated options will allow for economic leverage without incurring risk beyond the premium paid for the option.

The Fixed Income Arbitrage-1 Portfolio
Investment Objective
The Fixed Income Arbitrage-1 Portfolio seeks to achieve current income with preservation of principal.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Fixed Income and High Yield Investment and Relative Value/Interest Rate Arbitrage Strategies. A Fixed Income and High Yield Investment Strategy is where the Portfolio is designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly “junk bonds.” Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments. A Relative Value/Interest Rate Arbitrage Strategy is where the Portfolio invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage.

The Global Hedged Income-1 Portfolio
Investment Objective
The Global Hedged Income-1 Portfolio seeks to achieve current income and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in global securities and financial instruments, with an emphasis on sovereign fixed income securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading and Fixed Income and High Yield Investment Strategies. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Fixed Income and High Yield Investment Strategy is where the Portfolio is designed to employ strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly “junk bonds.” Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

The Long/Short Equity — Deep Discount Value-1 Portfolio
Investment Objective
The Long/Short Equity — Deep Discount Value-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on the fundamental valuations relative to current market price of the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven, Market or Sector Timing/Trading Strategies, Long/Short Equity. A Event Driven Strategy is where the Portfolio is designed to employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity — Earning Revision-1 Portfolio
Investment Objective
The Long/Short Equity — Earning Revision-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on the revisions of earnings estimates on the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity — Global-1 Portfolio
Investment Objective
The Long/Short Equity — Global-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to emphasize recognizing and capitalizing on trends and stock specific opportunities in the international market. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Long/ Short Equity and Event Driven Strategies. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures. A Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

The Long/Short Equity — Healthcare/Biotech-1 Portfolio
Investment Objective
The Long/Short Equity — Healthcare/Biotech-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equities of industry groups within the healthcare sector. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral and Long/Short Equity Strategies. Market Neutral Equity Strategy is where the Portfolio may employ strategies designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. Long/Short Equity Strategy is where the Portfolio may utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity — International-1 Portfolio
Investment Objective
The Long/Short Equity — International-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to employ strategies designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity — Momentum-1 Portfolio
Investment Objective
The Long/Short Equity — Momentum-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on the relative near-term price performance of the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading, Market Neutral Equity and Long/Short Equity Strategies. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types that have demonstrated a degree of consistency and correlation to past movements, similar in nature and magnitude. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity — REIT-1 Portfolio
Investment Objective
The Long/Short Equity — REIT-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Long/ Short Equity and Relative Value/Pairs Trading Arbitrage Strategies. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures. A Relative Value/Pairs Trading Arbitrage Strategies is where the Portfolio is designed to employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in long and short positions in securities of different companies in the same industry.

The Merger Arbitrage-1 Portfolio
Investment Objective
The Merger Arbitrage-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in announced merger and acquisition transactions and in companies that may be attractive acquisition targets. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven and Relative Value/Merger Arbitrage Strategies. A Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Relative Value/Merger Arbitrage Strategy is where the Portfolio is designed to invest in both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in long and short positions in securities involved in an announced merger deal.

Financial Information
The financial information presented below is for the Portfolios of the Underlying Funds Trust.

	Six Months Ended June 30, 2007			Period from August 1, 2006 through December 31, 2006
		Portfolio			Portfolio
	Total	Turnover		Total	Turnover
	Return	Rate		Return	Rate

Convertible Bond Arbitrage-1 Portfolio	2.31%	71%		3.00%	56%
Deep Value Hedged Income-1 Portfolio[1]	10.80	0	(3)	—	—
Distressed Securities & Special
Situations-1 Portfolio	16.19	52		6.02	47
Equity Options Overlay-1 Portfolio[2]	5.00	80		—	—
Fixed Income Arbitrage-1 Portfolio	(3.47)	21		5.81	29
Global Hedged Income-1 Portfolio	3.26	267		2.24	112
Long/Short Equity — Deep Discount
Value-1 Portfolio	5.74	218		10.37	185
Long/Short Equity — Earning Revision-1
Portfolio	4.09	33		(0.99)	27
Long/Short Equity — Global-1 Portfolio.	30.55	139		12.92	108
Long/Short Equity — Healthcare/Biotech-1
Portfolio	1.72	72		3.72	60
Long/Short Equity — International-1
Portfolio	5.56	836		(1.54)	286
Long/Short Equity — Momentum-1
Portfolio	(3.06)	69		(2.21)	42
Long/Short Equity — REIT-1 Portfolio	(0.68)	151		1.10	168
Merger Arbitrage-1 Portfolio	8.73	109		8.61	80

___________________________________
1      The Portfolio’s inception date was May 1, 2007.
2      The Portfolio’s inception date was January 8, 2007.
3      Percentage is less than 1%.

Distributions to Shareholders
For the six months ended June 30, 2007, no distributions were received by Alpha and Beta from the UFT’s.

For the period ended December 31, 2006, the net investment income distribution received by Alpha and Beta from the UFT’s were as follows:

	Alpha	Beta
Convertible Bond Arbitrage-1 Portfolio	$252,055	$—
Distressed Securities & Special Situations-1 Portfolio	147,073	4,445
Fixed Income Arbitrage-1 Portfolio	2,892,915	—
Global Hedged Income-1 Portfolio	121,940	7,741
Long/Short Equity — Earning Revision-1 Portfolio	102,000	—
Long/Short Equity — Healthcare/Biotech-1 Portfolio	43,929	—
Long/Short Equity — Momentum-1 Portfolio	126,984	3,897
Long/Short Equity — REIT-1 Portfolio	169,338	—

For the period ended December 31, 2006, the short-term capital gain distributions received by Alpha and Beta from the UFT were as follows:

	Alpha	Beta
Distressed Securities & Special Situations-1 Portfolio	$679,543	$19,974
Long/Short Equity — Deep Discount Value-1 Portfolio	100,834	3,174
Long/Short Equity — Healthcare/Biotech-1 Portfolio	451,407	—
Long/Short Equity — International-1 Portfolio	26,201	1,105
Merger Arbitrage-1 Portfolio	407,043	14,424

For the period ended December 31, 2006, the long-term capital gain distributions received by Alpha and Beta from the UFT were as follows:

	Alpha	Beta
Convertible Bond Arbitrage-1 Portfolio	$228,803	$—
Distressed Securities & Special Situations-1 Portfolio	1,531,736	45,251
Long/Short Equity — International-1 Portfolio	143,171	6,043
Long/Short Equity — Momentum-1 Portfolio	763,065	23,416
Merger Arbitrage-1 Portfolio	8,796	312

Security Valuation
Securities in the Portfolios of the UFT are valued in the following manner:

Portfolio securities that are listed on a U.S. securities exchange are valued at the closing price of the applicable exchange on the day the valuation is made. Securities listed on the Nasdaq Global Market System are valued using the NASDAQ Official Closing Price (“NOCP”). Open short positions that are traded on the New York Stock Exchange, the American Stock Exchange and on the Nasdaq Global Market System are valued at the last reported sales price on that exchange. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. Futures are valued at settlement price. Foreign equities are valued at the official closing price, last bid if no closing price. The value of swap agreements are equal to the Portfolios’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. Whether a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate.

Investment and shareholder transactions in the UFT are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. All significant accounting policies follow consistently by the UFT are in conformity with generally accepted accounting principles.

Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

Repurchase Agreements
Certain Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. It is the Trust’s policy that the Portfolios will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

Short Sales
Certain Portfolios may engage in short sale transactions. The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolio does not own securities which are sold short, the Portfolios will maintain long securities available for collateral equal in value on a daily marked-to-market basis to the securities sold short. The Portfolio does not require the brokers to maintain collateral in support of these receivables.

Collateral on Short Sales
As collateral for short positions, the Portfolio is required under the 1940 Act to maintain assets consisting of cash or liquid securities. For short positions, this collateral must equal the market value of the securities sold short.

Futures Contracts
Certain Portfolios may purchase and sell futures contracts. Upon entering into a contract, the Portfolio deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains and losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Foreign Currency Translations
Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Forward Currency Exchange Contracts
The Portfolios may enter into forward currency exchange contracts obligating the Portfolio to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is close.

Options
Certain Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Portfolio has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolio has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolio has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolio has the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that the Portfolio pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a nonrefundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices.

Swaps
Certain Portfolios may enter into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Portfolio to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Portfolio to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 25 to 100 basis points. A short equity swap contract obligates the Portfolio to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Portfolio to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contact at a rate equal to LIBOR less 25 to 100 basis points. The Portfolio may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Portfolio to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Portfolio is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Portfolio to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Portfolio will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Portfolio considers the credit-worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Portfolio is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities.

Certain Portfolios may also enter into credit default swaps. Credit default swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security or basket of securities. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Credit default swaps involve transferring the credit exposure of fixed income products between parties. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the product. By doing this, the risk of the default is transferred from the holder of the fixed income security to the seller of the swap.

The Portfolios may also enter into interest rate swap contracts. This type of swap contract obligates the Portfolios to pay the counterparty an amount tied to any increase in the spread between a floating or fixed rate payment over the term of the contract. The Portfolios are also obligated to pay the counterparty any interest paid on the holding as well as any net financing costs. This type of swap contract entitles the Portfolios to receive from the counterparty any gains based on a decrease in the spread as well as any net interest income.

Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

Convertible Securities
The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants
The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Federal Income Taxes
The Portfolios intend to qualify and elect to be treated as regulated investment companies under the Internal Revenue Code. The Portfolios intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

Credit Facility
Custodial Trust Company has made available to the Funds a credit facility pursuant to a Loan and Pledge Agreement (“Loan Agreement”) dated April 28, 2006 for the purpose of purchasing portfolio securities. The Loan Agreement can be terminated by either the UFT Portfolios or Custodial Trust Company. Each UFT Portfolio is permitted to borrow up to 33.3% of total assets. The Fixed Income Arbitrage-1 Portfolio, Long/ Short Equity — Earnings Revision-1 Portfolio, Long/Short Equity —Healthcare/Biotech-1 Portfolio and Long/Short Equity — REIT-1 Portfolio did not utilize the credit facility during the six months ended June 30, 2007. The remaining Portfolios did use the credit facility and the following information is presented on this loan agreement:

	Outstanding Balance as of June 30, 2007	Maximum Amount Outstanding During the Six Months Ended June 30, 2007	Average Daily Balance

Convertible Bond Arbitrage-1 Portfolio	$—	$5,000,000	$856,354
Deep Value Hedged Income-1 Portfolio[1]	200,000	1,000,000	377,049
Distressed Securities & Special
Situations-1 Portfolio	1,950,500	7,450,500	2,627,296
Equity Options Overlay-1 Portfolio[2]	800,000	2,000,000	1,054,023
Global Hedged Income-1 Portfolio	—	1,698,750	384,185
Long/Short Equity — Deep Discount
Value-1 Portfolio	1,612,650	1,712,650	1,670,661
Long/Short Equity — Global-1 Portfolio	—	5,060,150	1,621,485
Long/Short Equity — International-1
Portfolio	1,677,650	1,677,650	1,677,650
Long/Short Equity — Momentum-1
Portfolio	395,150	395,150	395,150
Merger Arbitrage-1 Portfolio	3,630,150	4,230,150	4,171,586

___________________________________
1      The Portfolio’s inception date was May 1, 2007.
2      The Portfolio’s inception date was January 8, 2007.

Borrowings under the Loan Agreement are charged at the 30-day LIBOR rate plus 1.00%. As collateral for the loan, the UFT Portfolios are required to maintain assets consisting of cash, cash equivalents or liquid securities. The collateral is required to be adjusted daily to reflect changes in the amount of the loan outstanding.

Portfolio Holdings Information
The Board of Trustees of the Trust has adopted policies to ensure that any disclosure of information about a Portfolio’s portfolio holdings is in the best interest of investors. The portfolio holdings disclosure policies govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Portfolio. These portfolio holdings disclosure policies have been approved by the Board of Trustees of the Trust. Disclosure of each Portfolio’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. A complete list of a Portfolio’s portfolio holdings, shown pro rata by each Fund’s relative allocation, as of each calendar quarter-end is also available on the Trust’s website at www.aip-funds.com within 60 days after the calendar quarter-end.

4.      Investment Transactions

Purchases and sales of the UFT Portfolios for the six months ended June 30, 2007 (excluding short-term investments) were as follows:

	Alpha		Beta
	Purchases	Sales	Purchases	Sales

Convertible Bond Arbitrage-1
Portfolio	$10,343,452	$—	$—	$—
Deep Value Hedged Income-1
Portfolio	19,041,582	—	800,000	—
Distressed Securities & Special
Situations-1 Portfolio	25,246,841	—	1,300,000	—
Equity Options Overlay-1
Portfolio	32,812,028	—	2,100,000	—
Fixed Income Arbitrage-1
Portfolio	10,362,502	—	1,250,000	—
Global Hedged Income-1 Portfolio	21,934,289	—	—	—
Long/Short Equity-Deep Discount
Value-1 Portfolio	10,269,344	—	800,000	—
Long/Short Equity-Earning
Revision-1 Portfolio	12,927,642	—	—	—
Long/Short Equity-Global-1
Portfolio	15,131,278	—	700,000	—
Long/Short Equity-
Healthcare/Biotech-1 Portfolio	15,168,985	—	—	—
Long/Short Equity-International-1
Portfolio	16,627,561	—	450,000	—
Long/Short Equity-Momentum-1
Portfolio	7,669,100	—	200,000	—
Long/Short Equity-REIT-1
Portfolio	10,409,641	—	—	—
Merger Arbitrage-1 Portfolio	10,267,732	—	700,000	—

5.      Federal Income Taxes
The cost basis of investment for federal income tax purposes at June 30, 2007 was as follows:

	Alpha	Beta

Cost of Investments	$507,356,437	$15,248,107
Gross tax unrealized appreciation	52,700,632	982,428
Gross tax unrealized depreciation	(3,801,934)	(148,017)
Net tax unrealized appreciation	$48,898,698	$834,411

At December 31, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Alpha	Beta

Net unrealized appreciation	$18,066,700	$(75,695)

Total distributable earnings	—	—
Other accumulated balances	8,692,322	96,078
Total accumulated earnings/(losses)	$26,759,022	$20,383

The tax character of distributions for the Funds was as follows:

	Period Ended December 31, 2006		Year Ended July 31,2006	Period Ended July 31,2006
	Alpha	Beta	Alpha	Beta
	Hedged	Hedged	Hedged	Hedged
	Strategies	Strategies	Strategies	Strategies
	Fund	Fund	Fund	Fund

Distributions paid from:
Ordinary Income	$5,090,381	$24,874	$422,875	$—
Long-term capital gain.	3,401,236	72,683	102,647	—
Return of Capital	—	—	—	—

Total Distributions Paid	$8,491,617	$97,557	$525,522	$—

The Funds hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2006.

6.      Investment Advisory Agreements and Other Expense Agreements

For the period of August 1, 2005 through April 28, 2006, Alpha entered into an Investment Advisory Agreement (the “Agreement”) and an Operating Services Agreement (“OS Agreement”) with Alternative Investment Partners, LLC (the “Advisor”), whereby the Advisor received an annual advisory fee of 2.50% and operating fees of 1.24% of Alpha’s average daily assets.

Subsequent to May 1, 2006, the Funds entered into a new Operating Services Agreement (the “Operating Services Agreement”) with the Advisor, whereby the Advisor receives an annual operating service fee of 0.74% of the Funds’ average daily assets. For the six months ended June 30, 2007, Alpha and Beta paid the Advisor $1,343,518 and $30,022 respectively, pursuant to this Operating Services Agreement. The Advisor is also responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For this service, the Advisor receives an annual shareholder service fee equal to 0.25% of the Alpha’s and Beta’s No Load Class average daily net assets. For the six months ended June 30, 2007, Alpha and Beta paid the Advisor $440,189 and $9,784, respectively, pursuant to the shareholder servicing fee.

The Class C shares have a contingent deferred sales charge of 1.00% and an annual distribution fee of 1.00%. The Class C shares do not charge a shareholder servicing fee. For the six months ended June 30, 2007, Alpha and Beta Class C shares paid a distribution fee of $54,615 and $1,434, respectively.

The Funds indirectly incur, expenses through their investment in the Underlying Funds Trust. The Advisor receives an advisory fee, payable monthly, for the performance of its services at an annual rate of 2.50% of the average daily net assets of the Underlying Funds. The advisory fee will be accrued daily for the purpose of determining the offering and redemption price of the Underlying Funds’ shares. Additionally, the Underlying Funds have entered into an operating services agreement, under which, each Underlying Fund pays the Advisor 0.50% of such fund’s average daily net assets.

The combined effect of the Operating Services Agreement, shareholder servicing fee and the indirect expense incurred by investing in the UFT established a cap or ceiling on the Funds annual operating expense at 3.99% for No Load Shares and 4.74% for Class C Shares, excluding brokerage commissions, interest on the Funds’ borrowing, and dividends paid on short sales.

Pursuant to the sub-advisory agreements between the Advisor and various Sub-Advisors, who provide services to the Funds, the Advisor compensates the Sub-Advisors based on each Sub-Advisors average daily net assets of the Portfolio.

The Advisor is affiliated with Asset Alliance Corporation (“Asset Alliance”). Asset Alliance is also affiliated with the Funds’ Portfolio Research Consultant, Trust Advisors LLC. As a result, the Advisor is also affiliated with the Research Consultant.

7.      Capital Share Transactions

Transactions in No Load and Class C shares of Alpha were as follows:

	Six Months Ended		Period Ended
	June 30, 2007		December 31, 2006
No Load	Shares	Amount	Shares	Amount

Shares sold	15,280,928	$205,224,930	4,499,201	$58,234,963
Shares issued to
shareholders in
reinvestment of
distributions	635,310	8,163,732	—	—
Shares redeemed(1)	(3,281,338)	(43,522,949)	(2,564,666)	(33,211,905)
Net increase	12,634,900	$169,865,713	1,934,535	$25,023,058

Shares outstanding:
Beginning of period	21,033,169		19,098,633
End of period	33,668,069		21,033,169

	Six Months Ended		Period Ended
	June 30, 2007		December 31, 2006
Class C	Shares	Amount	Shares	Amount

Shares sold	1,319,973	$17,628,093	266,694	$3,456,752
Shares issued to
shareholders in
reinvestment of
distributions	6,071	77,590	—	—
Shares redeemed(1)	(13,140)	(173,022)	(4,650)	(60,055)
Net increase	1,312,904	$17,532,661	262,044	$3,396,697

Shares outstanding:
Beginning of period	262,044		—

End of period	1,574,948		262,044

___________________________________
(1)
Includes redemption fees for period ended December 31, 2006 of $16,045 and $606 for No Load and Class C shares, respectively. As of October 5, 2006, the redemption fee of 2.00% on net shares redeemed within 90 calendar days of purchase was abolished and is no longer in effect.

Transactions in No Load and Class C shares of Beta were as follows:

	Six Months Ended		Period Ended
	June 30, 2007		December 31, 2006
No Load	Shares	Amount	Shares	Amount

Shares sold	629,190	$8,041,960	101,436	$1,175,652
Shares issued to
shareholders in
reinvestment of
distributions	8,017	94,925	—	—
Shares redeemed(1)	(57,044)	(709,048)	(147,160)	(1,693,725)
Net increase	580,163	$7,427,837	(45,724)	$(518,073)

Shares outstanding:
Beginning of period	447,098		492,822

End of period	1,027,261		447,098

	Six Months Ended		Period Ended
	June 30, 2007		December 31, 2006
Class C	Shares	Amount	Shares	Amount

Shares sold	41,784	$524,025	3,360	$39,000
Shares issued to shareholders in
reinvestment of distributions	51	601	—	—
Shares redeemed(1)	—	—	—	—
Net increase	41,835	$524,626	3,360	$39,000

Shares outstanding:
Beginning of period	3,360		—
End of period	45,195		3,360

(1)
Includes redemption fees for period ended December 31, 2006 of $1,192 and $0 for No Load and Class C shares, respectively. As of October 5, 2006, the redemption fee of 2.00% on net shares redeemed within 90 calendar days of purchase was abolished and is no longer in effect.

8.      Credit Facility

Custodial Trust Company has made available to the Funds a credit facility pursuant to a Loan and Pledge Agreement (“Agreement”) dated Septem-ber 30, 2002 and April 28, 2006 for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Funds or Custodial Trust Company. Each Fund is permitted to borrow up to 33 1/3% of total assets. At June 30, 2007, Alpha and Beta had an outstanding loan payable balance of $72,240,000 and $2,065,500, respectively. The maximum amount of outstanding during the six months ended June 30, 2007 for Alpha and Beta was $99,290,000 and $3,515,500, respectively. For the same period Alpha and Beta had an outstanding average daily balance of $64,823,978 and $2,000,356, respectively, under the credit facility. Borrowings under the Agreement are charged at the 30-day LIBOR rate plus 1%. As collateral for the loan, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The Funds pledge all securities held at Custodial Trust Company as collateral for this loan. Custodial Trust Company monitors this balance on a daily basis against the amount of the loan outstanding.

9.      Change in Independent Registered Public Accounting Firm

On May 22, 2007, with the approval of the audit committee, PricewaterhouseCoopers LLP (“PwC”) was dismissed as the independent registered public accounting firm for the Funds.

The reports of PricewaterhouseCoopers LLP on the Funds’ financial statements for the two most recent fiscal years ended July 31, 2006 and 2005 and for the most recent fiscal period ended December 31, 2006 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the Funds’ two most recent fiscal years ended July 31, 2006 and 2005 and for the most recent fiscal period ended December 31, 2006 and through May 22, 2007 there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements.

On May 22, 2007, the audit committee of the Funds met and engaged KPMG LLP (“KPMG”) to serve as the Funds’ independent registered public accounting firm for the fiscal year ending December 31, 2007.

AIP Alternative Strategies Funds
Financial Highlights

					No Load
ALPHA HEDGED STRATEGIES FUND	Six Months Ended June 30,2007 (Unaudited)		Period from August 1,2006through December 31,2006		Year Ended July 31,2006		Year Ended July 31,2005	Year Ended July 31,2004	Period from September 23,2002(1)through July 31,2003

Per Share Data(2):
Net Asset Value, Beginning of
Period/Year	$13.27		$12.85		$12.10		$10.73	$9.81	$10.00
Gain (Loss) from Investment
Operations:
Net investment income (loss)(3)	(0.14)		0.10		(0.05	)(7)	(0.09)	(0.24)	(0.17)
Net realized and unrealized gain
(loss) on investments	1.06		0.32		0.84	(7)	1.46	1.17	(0.02)
Total Gain (Loss) from Investment
Operations	0.92		0.42		0.79		1.37	0.93	(0.19)
Less Dividends and Distributions:
Net investment income	(0.24)		—		(0.04)		—	(0.01)	—
Net realized gains	(0.16)		—		—		—	—	—
Total Dividends and
Distributions	(0.40)		—		(0.04)		—	(0.01)	—
Net Asset Value, End of Period/Year	$13.79		$13.27		$12.85		$12.10	$10.73	$9.81

Total Return	7.14	%(5)	3.27	%(5)	6.56%		12.77%	9.42%	(1.90	%)(5)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of
period	$464,184		$279,109		$245,399		$123,035	$17,786	$11,835
Ratio of expenses including dividends
on short positions and interest
expense to average net assets:	5.14	%(4)(6)	4.51	%(4)(6)	5.75	%(4)	4.96%	5.27%	4.92	%(6)
Ratio of expenses excluding dividends
on short positions and interest
expense to average net assets:	3.99	%(4)(6)	3.99	%(4)(6)	3.99	%(4)	3.99%	3.99%	3.99	%(6)
Ratio of net investment income (loss)
including dividends on short
positions and interest expense to
average net assets	(2.12	%)(6)	1.92	%(6)	(0.42	%)(7)	(0.88)%	(2.36)%	(2.00	%)(6)
Ratio of net investment income (loss)
excluding dividends on short
positions and interest expense to
average net assets	(0.97	%)(6)	2.44	%(6)	1.34	%(7)	0.09%	(1.08)%	(1.07	%)(6)
Ratio of interest expense and dividends
on short positions to average net
assets:	1.15	%(6)	0.52	%(6)	1.76%		0.97%	1.28%	0.93	%(6)
Portfolio turnover rate	0	%(5)	3	%(5)	137%		112%	146%	186	%(5)

(1)	Commencement of operations.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)
Net investment income (loss) per share before interest expense and dividends on short positions for the six months ended June 30, 2007, the period ended December 31, 2006 and years ended July 31, 2006, July 31, 2005, and July 31, 2004 and period ended July 31, 2003 were ($0.05), $0.13, $0.21, $0.01, ($0.65), and ($0.51), respectively.

(4)
Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses. See Note 6 for a further explanation of the expense arrangements due to reorganization of the Fund on April 28, 2006.

(5)	Not Annualized.
(6)	Annualized.
(7)	Net Investment Loss per share and ratio data has been changed to reflect a reclassification of short-term capital gains.

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Financial Highlights

	Class C
ALPHA HEDGED STRATEGIES FUND	Six Months Ended June 30,2007 (Unaudited)	Period from August 1, 2006(1)through December 31,2006

Per Share Data:(2)
Net Asset Value, Beginning of Period	$13.21	$12.85
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.21)	0.26
Net realized and unrealized gain (loss) on
investments	1.07	0.10
Total Gain from Investment Operations	0.86	0.36
Less Dividends and Distributions:
Net investment income	(0.23)	—
Net realized gains	(0.16)	—
Total Dividends and Distributions	(0.39)	—
Net Asset Value, End of Period	$13.68	$13.21
Total Return(5)	6.72%	2.80%
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$21,540	$3,461
Ratio of expenses including dividends on short positions
and interest expense to average net assets(4)(6):	5.89%	5.26%
Ratio of expenses excluding dividends on short positions
and interest expense to average net assets(4)(6):	4.74%	4.74%
Ratio of net investment income (loss) including
dividends on short positions and interest expense to
average net assets(6):	(3.18)%	4.76%
Ratio of net investment income (loss) excluding
dividends on short positions and interest expense to
average net assets(6):	(2.03)%	5.28%
Ratio of interest expense and dividends on short
positions to average net assets(6):	1.15%	0.52%
Portfolio turnover rate(5)	0%	3%

___________________________________
(1)	Commencement of operations.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)
For the six months ended June 30, 2007 and the period ended December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was ($0.10) and $0.29, respectively.

(4)
Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses. See Note 6 for a further explanation of the expense arrangements due to reorganization of the Fund on April 28, 2006.

(5)	Not Annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Financial Highlights

	No Load
	Six Months	Period from	Period from
	Ended	August 1, 2006	April 28, 2006(1)
	June 30, 2007	through	through
BETA HEDGED STRATEGIES FUND	(Unaudited)	December 31, 2006	July 31, 2006

Per Share Data(2):
Net Asset Value, Beginning of Period	$12.10	$11.52	$12.50
Gain (Loss) from Investment Operations:
Net investment loss(3)	(0.16)	(0.07)	(0.02	)(7)
Net realized and unrealized gain (loss) on
investments.	1.44	0.65	(0.96	)(7)
Total Gain (Loss) from Investment
Operations	1.28	0.58	(0.98)
Less Dividends and Distributions:
Net investment income	(0.05)	—	—
Net realized gains	(0.17)	—	—
Total Dividends and Distributions	(0.22)	—	—
Net Asset Value, End of Period	$13.16	$12.10	$11.52
Total Return(5)	10.75%	5.03%	(7.84)%
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$13,521	$5,412	$5,676
Ratio of expenses including dividends on short
positions and interest expense to average net
assets(4)(6):	5.58%	5.09%	5.07%
Ratio of expenses excluding dividends on short
positions and interest expense to average net
assets(4)(6):	3.99%	3.99%	3.99%
Ratio of net investment income (loss) including
dividends on short positions and interest
expense to average net assets(6):	(2.57)%	(1.36)%	(0.54	%)(7)
Ratio of net investment income (loss)
excluding dividends on short positions and
interest expense to average net assets(6):	(0.98)%	(0.26)%	0.54	%(7)
Ratio of interest expense and dividends on
short positions to average net assets(6):.	1.59%	1.10%	1.08%
Portfolio turnover rate(5)	0%	1%	0%

___________________________________
(1)	Commencement of operations.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)
Net investment income (loss) per share before interest expense and dividends on short positions for the six months ended June 30, 2007 and the periods ended December 31, 2006 and July 31, 2006 was ($0.02), ($0.01) and $0.05, respectively.

(4)
Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses. See Note 6 for a further explanation of the expense arrangements due to reorganization of the Fund on April 28, 2006. (5) Not Annualized.

(6)	Annualized.
(7)	Net Investment Income per share and ratio data has been changed to reflect a reclassification of short-term capital gains.

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Financial Highlights

	Class C
BETA HEDGED STRATEGIES FUND	Six Months Ended June 30, 2007 (Unaudited)	Period Ended August 1, 2006(1)through December 31, 2006

Per Share Data(2):
Net Asset Value, Beginning of Period	$12.06	$11.52
Gain (Loss) from Investment Operations:
Net investment loss(3)	(0.19)	(0.34)
Net realized and unrealized gain (loss)
on investments	1.43	0.88
Total Gain from Investment Operations	1.24	0.54
Less Dividends and Distributions:
Net investment income	(0.04)	—
Net realized gains	(0.17)	—
Total Dividends and Distributions	(0.21)	—
Net Asset Value, End of Period	$13.09	$12.06
Total Return(5).	10.42%	4.69%
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$591	$41
Ratio of expenses including dividends on short positions
and interest expense to average net assets(4)(6):.	6.33%	5.84%
Ratio of expenses excluding dividends on short
positions and interest expense to average
net assets(4)(6):	4.74%	4.74%
Ratio of net investment income (loss) including
dividends on short positions and interest expense to
average net assets(6):	(3.07)%	(6.91)%
Ratio of net investment income (loss) excluding
dividends on short positions and interest expense to
average net assets(6):	(1.48)%	(5.81)%
Ratio of interest expense and dividends on short
positions to average net assets(6):	1.59%	1.10%
Portfolio turnover rate(5) .	0%	1%

___________________________________
(1)	Commencement of operations.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)
For the six months ended June 30, 2007 and the period ended December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was ($0.12) and ($0.28), respectively.

(4)
Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses. See Note 6 for a further explanation of the expense arrangements due to reorganization of the Fund on April 28, 2006.

(5)	Not Annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

INVESTMENT ADVISOR
Alternative Investment Partners, LLC
701 Westchester Avenue, Suite 312-W
White Plains, NY 10604

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

LEGAL COUNSEL
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

TOLL FREE TELEPHONE NUMBER:
1-877-Low-Beta (1-877-569-2382)

The Fund’s Statement of Additional Information contains additional information about the Funds’ Trustees and is available without charge upon request by calling 1-877-569-2382

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds’ website, www.aipfunds.com, or on the SEC’s website, at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2006 is available without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.

This report must be accompanied or preceded by the Funds’ current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Please see the attached financial statements as of June 30, 2007.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

 Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

 Item 10. Submission of Matters to a Vote of Security Holders.

 Not Applicable.

 Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

 Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed September 30, 2003.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   AIP Alternative Strategies Funds

By (Signature and Title)   /s/  Lee Schultheis
Lee Schultheis, President

Date   8/30/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Lee Schultheis
Lee Schultheis, President

Date   8/30/2007

By (Signature and Title)*   /s/ Stephen G. Bondi
Stephen G. Bondi, Treasurer

Date   9/05/2007

* Print the name and title of each signing officer under his or her signature.